Borrowings - Summary of Borrowings (Detail) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 EUR (€)
Disclosure of detailed information about borrowings [Line Items]
Increase (decrease) in borrowing capacity	€ 453
Notional amount | $		$ 500
Borrowings, maturity	The maturity date is May 7, 2036
Borrowings, interest rate	5.625%	5.625%
Total borrowings	€ 2,230		€ 1,982
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,849		1,396
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 382		€ 586